Non-Controlling Interests	12 Months Ended
Jun. 30, 2026
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

15. NON-CONTROLLING INTERESTS

	June 30, 2026	June 30, 2025
	RM	RM

Non-controlling interests	400	400

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

ARB Lab
	June 30, 2026	June 30, 2025
	RM	RM

NCI percentage of ownership interest and voting interest (%)	-	-
Carrying amount of NCI (RM)	400	400
Profit allocated to NCI (RM)	-	-
Total comprehensive income allocated to NCI (RM)	-	-

ARB Lab was incorporated in Malaysia as a private company limited by shares on December 16, 2020, with an issued and paid-up capital of RM1,000,000 comprising one million (1,000,000) ordinary shares. Subsequently, ARB Lab has issued 400,000 preference shares to Polo Jasa Sdn. Bhd. at an issue price of RM0.001 per preference share. Consequently, the issued share capital of ARB Lab has increased to RM1,000,400. The preference shares do not carry any entitlement to dividends or voting rights and are convertible into ordinary shares in accordance with the terms of issuance. The principal activity of ARB Lab is investment holding.

June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/income allocated to NCI (RM)	(1,775)	312,621	-	310,846

ARB WMS was subject to struck-off process and ceased to be a subsidiary of the Group during the financial year ended 30 June 2025. ARB Distribution ceased to be a subsidiary of the Group during the financial year ended 30 June 2024 following the disposal of ARB Midware.

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

As of June 30, 2026 and 2025, there was no material NCI financial information of the subsidiaries to be disclosed.

(c)	Acquisition of non-controlling interest.

Except disclosed in note 24(a) to the financial statements, there was no other acquisition and disposal of non-controlling interest during the years ended June 30, 2026, 2025 and 2024.